PACIFIC FUNDS	SUPPLEMENT DATED FEBRUARY 18, 2003 TO THE PROSPECTUS DATED JULY 1, 2002, AS SUPPLEMENTED

This supplement announces changes to the fund’s prospectus effective February 18, 2003, unless another effective date is specified below. This supplement must be preceded or accompanied by the Pacific Funds prospectus dated July 1, 2002, as supplemented December 19, 2002. Remember to review the fund’s prospectus for other important information.

New Manager

Effective May 1, 2003, Van Kampen will become the manager of the:

•   PF Janus Strategic Value Fund

•   PF MFS Mid-Cap Growth Fund

Morgan Stanley Investment Management Inc., doing business in certain instances (including in its role as sub-adviser to these funds) under the name Van Kampen, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the U.S. and abroad. Morgan Stanley, the direct parent of Van Kampen, is a global financial services firm that maintains market positions in each of its three primary businesses—securities, asset management, and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing, and financial advisory services. Van Kampen and its institutional advisory affiliates managed approximately $376.2 billion in assets as of December 31, 2002. Van Kampen’s portfolio managers are supported by a network of experienced research professionals based in New York, London, Singapore and Tokyo.

New name	The PF Janus Strategic Value Fund and the PF MFS Mid-Cap Growth Fund will change names to the following, effective May 1, 2003: • PF Van Kampen Comstock Fund • PF Van Kampen Mid-Cap Growth Fund
About the funds	Certain investment policies and strategies of the PF Van Kampen Comstock Fund and the PF Van Kampen Mid-Cap Growth Fund will change effective May 1, 2003, as described on the following pages.
Who manages the fund

The following information is added to the PF MFS Global Growth Fund:

Nicholas Smithie is a vice president at MFS. Mr. Smithie has been employed in the investment management area of MFS since 1998. Before joining MFS, Mr. Smithie was an equity research analyst at Gartmore Investment Management. He has an MA from Oxford University.

PF VAN KAMPEN COMSTOCK FUND
Investment policy changes effective May 1, 2003

• This fund’s ability to invest in securities of foreign issuers will be changed from “without limit” to “up to 25% of the fund’s assets.”

• Investments in high yield or “junk” bonds will no longer be a principal investment strategy.

The investment goal (no change)	This fund seeks long-term growth of capital and income.

What the fund invests in

This fund’s principal investment strategy is to invest its assets in equity securities. The manager generally expects to invest primarily in common stocks, preferred stocks and securities convertible into common and preferred stocks.

The manager focuses primarily on the security’s potential for capital growth and income, emphasizing a value style of investing seeking well-established, undervalued companies, which may be small, medium or large-sized companies.

The manager generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change.

The manager may use derivatives (such as options, futures contracts, and options on futures contracts) to try to increase returns to earn income, facilitate fund management, and mitigate risks.

This fund may invest up to 25% of its assets in securities of foreign issuers, including emerging market countries.

Risks you should be aware of

The PF Van Kampen Comstock Fund may be affected by the following risks, among others:

• price volatility – the fund invests in equity securities, which go up or down in value, sometimes rapidly and unpredictably. This fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, limited product and market diversification, greater potential volatility in earnings and business prospects, and many are dependent on a few key managers.

• foreign investments – may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, lack of adequate and timely company information, differences in the way foreign markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure banks or securities depositories, foreign taxation issues, and foreign controls on investment.

• emerging countries – investments in emerging market countries (such as many in Latin America, Asia, the Middle East, Eastern Europe and Africa) may be riskier than in developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent reporting and accounting standards and controls. Such investments may also involve risk of loss resulting from problems in share registration and custody, especially in eastern European countries, including in particular Russia.

PF VAN KAMPEN COMSTOCK FUND

Risks you should be aware of (continued)

• derivatives – derive their value from the value of an underlying security, a group of securities or an index. Derivatives could reduce returns, increase volatility, and are sensitive to counterparty risk. Derivatives may not be liquid and may not correlate precisely to the underlying securities or index.

• non-diversified – this fund is considered “non-diversified” because it may invest in securities of a fewer number of issuers than diversified funds. This increases the risk that its value could go down because of poor performance of a single investment or small number of investments. However, the manager currently manages this fund as though it were a diversified fund.

Who manages the fund

This fund will be managed by Van Kampen’s Multi-Cap Value team. Current members include:

B. Robert Baker, Jr. is a managing director and joined Van Kampen in 1991.

Jason S. Leder is an executive director and joined Van Kampen in 1995.

Kevin C. Holt is an executive director and joined Van Kampen in 1999.

The PF Van Kampen Comstock Fund will be managed by Van Kampen.

PF VAN KAMPEN MID-CAP GROWTH FUND
Investment policy changes effective May 1, 2003	• This fund’s ability to invest in securities of foreign issuers will be changed from “up to 20%” to “up to 25%” of the fund’s assets.

The investment goal	This fund seeks long-term growth of capital.
(no change)
What the fund invests in

This fund’s principal investment strategy is to invest under normal circumstances at least 80% of its assets in common stocks and other equity securities of companies with medium market capitalization that the manager believes have above-average growth potential.

Medium market capitalization companies are companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the investment. Companies whose market capitalization falls below $250 million or exceeds the top of that index range after purchase continue to be considered medium capitalization companies for purposes of the fund’s 80% investment policy. These criteria are subject to change based on market conditions.

The manager focuses on those companies with established records or future prospects of growth in sales or earnings and companies with new products, services or processes that the manager believes offer above-average growth potential.

The fund may use derivatives (such as options, futures contracts, and options on futures contracts) to protect against possible adverse changes in the market value of securities held in or to be purchased for the fund, protect the fund’s unrealized gains, facilitate the sale of certain securities for investment purposes, protect against changes in currency exchange rates, or establish positions in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

The fund may also purchase securities on a when-issued or delayed delivery basis.

A company’s “capitalization” is a measure of its size. Capitalization is calculated by multiplying the current share price by the number of shares held by investors.

This fund may invest up to 25% of its assets in securities of foreign issuers, including emerging market countries.

Risks you should be aware of

The PF Van Kampen Mid-Cap Growth Fund may be affected by the following risks, among others:

• price volatility – the fund principally invests in equity securities, which go up or down in value, sometimes rapidly and unpredictably. This fund invests in companies with medium capitalizations, which may be riskier and more susceptible to price swings than companies with large capitalizations.

• foreign investments – may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, lack of adequate and timely company information, differences in the way foreign markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure banks or securities depositories, foreign taxation issues, and foreign controls on investment.

• emerging countries – investments in emerging market countries (such as many in Latin America, Asia, the Middle East, Eastern Europe and Africa) may be riskier than in developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent reporting and accounting standards and controls. Such investments may also involve risk of loss resulting from problems in share registration and custody, especially in eastern European countries, including in particular Russia.

PF VAN KAMPEN MID-CAP GROWTH FUND

Risks you should be aware of (continued)

• derivatives – derive their value from the value of an underlying security, a group of securities or an index. Derivatives could reduce returns, increase volatility, and are sensitive to counterparty risk. Derivatives may not be liquid and may not correlate precisely to the underlying securities or index.

• non-diversified – this fund is considered “non-diversified” because it may invest in securities of a fewer number of issuers than diversified funds. This increases the risk that its value could go down because of poor performance of a single investment or small number of investments. However, the fund manager currently manages this fund as though it were a diversified fund.

Who manages the fund

This fund will be managed by Van Kampen’s Multi-Cap Growth team. Current members include:

Jeff New is a managing director and joined Van Kampen in 1990.

Michael Davis is an executive director and joined Van Kampen in 1998.

Mary Jayne Maly is an executive director and joined Van Kampen in 1992.

Sean Conner is a vice president and joined Van Kampen in 2000.

The PF Van Kampen Mid-Cap Growth Fund is managed by Van Kampen.

END OF SUPPLEMENT

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